Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	$ 24,032	$ 17,842
Other comprehensive income (loss)	1,400	2,484	$ (1,276)
Amounts reclassified to net income	(1,414)	(361)	715
Other comprehensive income (loss) attributable to Verizon	(14)	2,123	(561)
Balance at end of year	44,687	24,032	17,842
Foreign currency translation adjustments
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	(713)	(554)	(346)
Other comprehensive income (loss)	245	(159)	(208)
Amounts reclassified to net income	0	0	0
Other comprehensive income (loss) attributable to Verizon	245	(159)	(208)
Balance at end of year	(468)	(713)	(554)
Unrealized gains (losses) on cash flow hedges
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	(80)	(278)	(84)
Other comprehensive income (loss)	818	(225)	(1,063)
Amounts reclassified to net income	(849)	423	869
Other comprehensive income (loss) attributable to Verizon	(31)	198	(194)
Balance at end of year	(111)	(80)	(278)
Unrealized losses on marketable securities
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	46	101	112
Other comprehensive income (loss)	10	(13)	(5)
Amounts reclassified to net income	(24)	(42)	(6)
Other comprehensive income (loss) attributable to Verizon	(14)	(55)	(11)
Balance at end of year	32	46	101
Defined benefit pension and postretirement plans
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	3,420	1,281	1,429
Other comprehensive income (loss)	327	2,881	0
Amounts reclassified to net income	(541)	(742)	(148)
Other comprehensive income (loss) attributable to Verizon	(214)	2,139	(148)
Balance at end of year	3,206	3,420	1,281
Accumulated Other Comprehensive Income
AOCI Attributable to Parent [Abstract]
Balance at beginning of year	2,673	550	1,111
Balance at end of year	$ 2,659	$ 2,673	$ 550